Amount due from / to related party (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of Amount Due from Related Party

	Jun 30	Dec 31
	2016	2015
	(unaudited)	(audited)
	$	$

Amount due from related party	11,779	14,490
Amount due to related party	-	-